Consolidated Statements of Operations - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Revenues
Contract revenue		$ 3,160,050	$ 1,082,141	$ 5,791,037	$ 1,794,547	$ 8,641,348	$ 5,545,468
Grant revenue			17,686		121,566	127,042	1,497,548
Total revenues		3,160,050	1,099,827	5,791,037	1,916,113	8,768,390	7,043,016
Cost of revenues		(2,342,539)	(816,702)	(4,574,874)	(1,344,101)	(6,882,204)	(5,313,855)
Gross profit		817,511	283,125	1,216,163	572,012	1,886,186	1,729,161
Operating expenses:
Research and development		827,832	1,442,914	2,256,332	2,472,798	5,399,839	5,086,535
Acquired in-process research and development							4,000,000
General and administrative		999,637	874,962	1,875,494	1,692,232	3,596,623	3,403,975
Total operating expenses		1,827,469	2,317,876	4,131,826	4,165,030	8,996,462	12,490,510
Loss from operations		(1,009,958)	(2,034,751)	(2,915,663)	(3,593,018)	(7,110,276)	(10,761,349)
Other income (expense):
Change in fair value of warrant liability		525,328	(1,943,494)	1,285,485	(4,955,110)	(1,201,870)	3,436,195
Other income		390,599		390,599
Interest income (expense)		1,256	551	(2,629)	1,112	(8,017)	1,310
Total other income (expense)		917,183	(1,942,943)	1,673,455	(4,953,998)	(1,209,887)	3,437,505
Net loss before income taxes						(8,320,163)	(7,323,844)
Income tax benefit						488,933	616,872
Net loss		$ (92,775)	$ (3,977,694)	$ (1,242,208)	$ (8,547,016)	$ (7,831,230)	$ (6,706,972)
Basic net loss per share (1)	[1]	$ (0.03)	$ (1.55)	$ (0.39)	$ (3.41)	$ (3.00)	$ (3.25)
Diluted net loss per share (1)	[1]	$ (0.19)	$ (1.55)	$ (0.77)	$ (3.41)	$ (3.00)	$ (4.30)
Basic weighted average common shares outstanding (1)	[1]	3,176,937	2,572,626	3,152,439	2,506,604	2,606,577	2,063,842
Diluted weighted average common shares outstanding (1)	[1]	3,273,379	2,572,626	3,267,981	2,506,604	2,606,577	2,358,494

[1]	Adjusted to reflect the reverse stock split of one-for-ten effective October 7, 2016.